NOTE 2 BASIS OF PREPARATION (Details)	12 Months Ended
Dec. 31, 2020
S.M.A.A.R.T. Holdings Inc.
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Empower Healthcare Corp.
Statement [Line Items]
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
SMAART Inc.
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
The Hemp and Cannabis Co.
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
THCF Access Point
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Empower Healthcare Assets Inc.
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Sun Valley Health Holdings LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Sun Valley Health Franchising LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health West LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health Tucson LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health Mesa LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Alternative Health Centres NV, LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Kai Medical Laboratory, LLC
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Lawrence Park Health and Wellness Clinic Inc.
Statement [Line Items]
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	CAD
Principal activity	Clinic operations
11000900 Canada Inc.
Statement [Line Items]
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	CAD
Principal activity	Clinic operations
Empower Healthcare Corp.
Statement [Line Items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations